ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - BACs issued and outstanding (Details) - shares	Mar. 31, 2022	Mar. 31, 2021
Capital Unit
Partners Capital Account Units Issued	83,651,080	83,651,080
Partners Capital Account Units Outstanding	82,874,653	82,874,653
Series 20
Capital Unit
Partners Capital Account Units Issued	3,866,700	3,866,700
Partners Capital Account Units Outstanding	3,828,200	3,828,200
Series 21
Capital Unit
Partners Capital Account Units Issued	1,892,700	1,892,700
Partners Capital Account Units Outstanding	1,879,500	1,879,500
Series 22
Capital Unit
Partners Capital Account Units Issued	2,564,400	2,564,400
Partners Capital Account Units Outstanding	2,550,145	2,550,145
Series 23
Capital Unit
Partners Capital Account Units Issued	3,336,727	3,336,727
Partners Capital Account Units Outstanding	3,303,327	3,303,327
Series 24
Capital Unit
Partners Capital Account Units Issued	2,169,878	2,169,878
Partners Capital Account Units Outstanding	2,150,053	2,150,053
Series 25
Capital Unit
Partners Capital Account Units Issued	3,026,109	3,026,109
Partners Capital Account Units Outstanding	3,016,809	3,016,809
Series 26
Capital Unit
Partners Capital Account Units Issued	3,995,900	3,995,900
Partners Capital Account Units Outstanding	3,926,374	3,926,374
Series 27
Capital Unit
Partners Capital Account Units Issued	2,460,700	2,460,700
Partners Capital Account Units Outstanding	2,431,350	2,431,350
Series 28
Capital Unit
Partners Capital Account Units Issued	4,000,738	4,000,738
Partners Capital Account Units Outstanding	3,979,139	3,979,139
Series 29
Capital Unit
Partners Capital Account Units Issued	3,991,800	3,991,800
Partners Capital Account Units Outstanding	3,911,725	3,911,725
Series 30
Capital Unit
Partners Capital Account Units Issued	2,651,000	2,651,000
Partners Capital Account Units Outstanding	2,621,200	2,621,200
Series 31
Capital Unit
Partners Capital Account Units Issued	4,417,857	4,417,857
Partners Capital Account Units Outstanding	4,375,757	4,375,757
Series 32
Capital Unit
Partners Capital Account Units Issued	4,754,198	4,754,198
Partners Capital Account Units Outstanding	4,706,298	4,706,298
Series 33
Capital Unit
Partners Capital Account Units Issued	2,636,533	2,636,533
Partners Capital Account Units Outstanding	2,605,833	2,605,833
Series 34
Capital Unit
Partners Capital Account Units Issued	3,529,319	3,529,319
Partners Capital Account Units Outstanding	3,474,319	3,474,319
Series 35
Capital Unit
Partners Capital Account Units Issued	3,300,463	3,300,463
Partners Capital Account Units Outstanding	3,277,913	3,277,913
Series 36
Capital Unit
Partners Capital Account Units Issued	2,106,838	2,106,838
Partners Capital Account Units Outstanding	2,083,704	2,083,704
Series 37
Capital Unit
Partners Capital Account Units Issued	2,512,500	2,512,500
Partners Capital Account Units Outstanding	2,489,100	2,489,100
Series 38
Capital Unit
Partners Capital Account Units Issued	2,543,100	2,543,100
Partners Capital Account Units Outstanding	2,536,200	2,536,200
Series 39
Capital Unit
Partners Capital Account Units Issued	2,292,151	2,292,151
Partners Capital Account Units Outstanding	2,288,351	2,288,351
Series 40
Capital Unit
Partners Capital Account Units Issued	2,630,256	2,630,256
Partners Capital Account Units Outstanding	2,611,356	2,611,356
Series 41
Capital Unit
Partners Capital Account Units Issued	2,891,626	2,891,626
Partners Capital Account Units Outstanding	2,865,176	2,865,176
Series 42
Capital Unit
Partners Capital Account Units Issued	2,744,262	2,744,262
Partners Capital Account Units Outstanding	2,706,362	2,706,362
Series 43
Capital Unit
Partners Capital Account Units Issued	3,637,987	3,637,987
Partners Capital Account Units Outstanding	3,617,987	3,617,987
Series 44
Capital Unit
Partners Capital Account Units Issued	2,701,973	2,701,973
Partners Capital Account Units Outstanding	2,682,873	2,682,873
Series 45
Capital Unit
Partners Capital Account Units Issued	4,014,367	4,014,367
Partners Capital Account Units Outstanding	3,989,967	3,989,967
Series 46
Capital Unit
Partners Capital Account Units Issued	2,980,998	2,980,998
Partners Capital Account Units Outstanding	2,965,635	2,965,635